American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2021

Ultra - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Automobiles — 3.5%
Tesla, Inc.(1)	1,087,000	746,986,400
Banks — 1.0%
JPMorgan Chase & Co.	1,032,435	156,702,984
U.S. Bancorp	998,000	55,428,920
		212,131,904
Beverages — 1.0%
Constellation Brands, Inc., Class A	936,673	210,133,221
Biotechnology — 2.7%
Biogen, Inc.(1)	652,000	213,027,960
Regeneron Pharmaceuticals, Inc.(1)	617,000	354,534,370
		567,562,330
Capital Markets — 1.5%
MSCI, Inc.	537,000	320,030,520
Chemicals — 0.3%
Ecolab, Inc.	326,000	71,990,580
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	682,000	100,254,000
Electrical Equipment — 0.7%
Acuity Brands, Inc.	360,667	63,253,778
Rockwell Automation, Inc.	275,000	84,540,500
		147,794,278
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	657,000	59,399,370
Keyence Corp.	127,900	71,240,619
		130,639,989
Entertainment — 2.8%
Netflix, Inc.(1)	560,000	289,839,200
Roku, Inc.(1)	284,000	121,640,040
Walt Disney Co. (The)(1)	1,080,000	190,101,600
		601,580,840
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	802,820	344,987,810
Health Care Equipment and Supplies — 5.8%
ABIOMED, Inc.(1)	103,743	33,938,485
DexCom, Inc.(1)	237,000	122,175,870
Edwards Lifesciences Corp.(1)	2,238,438	251,309,434
IDEXX Laboratories, Inc.(1)	313,000	212,379,890
Intuitive Surgical, Inc.(1)	608,810	603,610,763
		1,223,414,442
Health Care Providers and Services — 2.7%
UnitedHealth Group, Inc.	1,384,000	570,512,480
Hotels, Restaurants and Leisure — 3.7%
Chipotle Mexican Grill, Inc.(1)	242,398	451,694,129
Starbucks Corp.	1,845,982	224,157,594
Wingstop, Inc.	652,000	111,694,120
		787,545,843
Household Products — 0.9%
Colgate-Palmolive Co.	2,483,000	197,398,500

Interactive Media and Services — 12.9%
Alphabet, Inc., Class A(1)	288,955	778,597,916
Alphabet, Inc., Class C(1)	347,000	938,433,740
Facebook, Inc., Class A(1)	2,676,000	953,458,800
Tencent Holdings Ltd.	1,136,000	68,510,056
		2,739,000,512
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	436,294	1,451,807,552
IT Services — 16.9%
Adyen NV(1)	122,000	330,625,986
Mastercard, Inc., Class A	2,308,875	891,087,218
Okta, Inc.(1)	446,000	110,514,340
PayPal Holdings, Inc.(1)	2,528,716	696,737,119
Shopify, Inc., Class A(1)	220,453	330,664,068
Square, Inc., Class A(1)	1,415,000	349,872,900
Visa, Inc., Class A	3,519,000	867,046,410
		3,576,548,041
Machinery — 1.6%
Donaldson Co., Inc.	704,557	46,634,628
Nordson Corp.	322,200	72,859,086
Westinghouse Air Brake Technologies Corp.	1,365,607	115,899,066
Yaskawa Electric Corp.	1,951,800	96,646,686
		332,039,466
Oil, Gas and Consumable Fuels — 0.5%
EOG Resources, Inc.	1,513,000	110,237,180
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	961,000	320,810,630
Road and Rail — 0.8%
J.B. Hunt Transport Services, Inc.	999,000	168,281,550
Semiconductors and Semiconductor Equipment — 2.9%
Analog Devices, Inc.	1,258,000	210,614,360
Applied Materials, Inc.	1,346,000	188,345,780
Xilinx, Inc.	1,381,000	206,929,040
		605,889,180
Software — 11.1%
DocuSign, Inc.(1)	1,465,000	436,628,600
Fair Isaac Corp.(1)	179,000	93,779,890
Microsoft Corp.	4,520,765	1,288,011,156
Paycom Software, Inc.(1)	312,000	124,800,000
salesforce.com, Inc.(1)	1,197,000	289,590,210
Zscaler, Inc.(1)	491,000	115,831,810
		2,348,641,666
Technology Hardware, Storage and Peripherals — 12.1%
Apple, Inc.	17,668,492	2,577,126,243
Textiles, Apparel and Luxury Goods — 3.2%
lululemon athletica, Inc.(1)	720,000	288,122,400
NIKE, Inc., Class B	2,302,000	385,608,020
		673,730,420
TOTAL COMMON STOCKS (Cost $4,767,159,249)		21,137,075,577
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $20,369,455), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $19,967,034)		19,967,001

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $50,920,493), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $49,922,083).		49,922,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,402,727	6,402,727
TOTAL TEMPORARY CASH INVESTMENTS (Cost $76,291,728)		76,291,728
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,843,450,977)		21,213,367,305
OTHER ASSETS AND LIABILITIES — 0.1%		12,961,878
TOTAL NET ASSETS — 100.0%		$21,226,329,183

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,000,539	EUR	8,485,100	Credit Suisse AG	9/30/21	$(76,473)
USD	7,151,582	EUR	6,026,800	Credit Suisse AG	9/30/21	(5,922)
USD	182,965,369	EUR	153,397,920	Credit Suisse AG	9/30/21	788,060
USD	8,211,052	EUR	6,867,380	Credit Suisse AG	9/30/21	55,264
USD	7,175,094	EUR	6,066,450	Credit Suisse AG	9/30/21	(29,499)
USD	7,141,999	EUR	6,026,800	Credit Suisse AG	9/30/21	(15,505)
JPY	466,459,350	USD	4,265,122	Bank of America N.A.	9/30/21	(11,241)
USD	55,532,064	JPY	6,141,735,250	Bank of America N.A.	9/30/21	(477,557)
USD	3,718,830	JPY	410,503,100	Bank of America N.A.	9/30/21	(24,757)
						$202,370

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	20,570,052,230	567,023,347	—
Temporary Cash Investments	6,402,727	69,889,001	—
	20,576,454,957	636,912,348	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	843,324	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	640,954	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.